Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Term Deposits in Lien with banks-Current	₨ 615	₨ 796
Term Deposits in Lien with banks-Non-Current	₨ 4	₨ 5